Commitments	12 Months Ended
Dec. 31, 2018
Text block [abstract]
Commitments
34.	COMMITMENTS
	Capital expenditure
	Contracted for	50.0	44.5
	Operating leases[2]
	– within one year	76.7	66.6
	– later than one and not later than five years	256.5	257.9
	– later than five years	324.2	448.0

Guarantees

The Group provides environmental obligation guarantees and other guarantees with respect to its South African, Peruvian, Ghanaian and Australian operations. These guarantees amounted to US$207.6 million at 31 December 2018 (2017: US$112.1 million and 2016: US$100.1 million) (refer note 25.1).

[2]

The operating lease commitments consist mainly of power purchase agreements entered into at Tarkwa, Damang, Granny Smith and Gruyere. Included in these amounts are payments for non-lease elements of the arrangement.